Share Based Payments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Movements on Number of Share Options and Exercise Price
Movements on number of share options and their related exercise price are as follows:

	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE
Outstanding at January 1, 2020	54,198,851	$1.67

Granted	3,073,940	9.39
Exercised	(15,920)	(2.56)
Forfeited	(44,221)	(3.81)

Outstanding at December 31, 2020	57,212,650	2.09

Granted	26,557,293	16.45
Exercised	(104,200)	(1.00)
Forfeited	(92,112)	(9.72)

Outstanding at December 31, 2021	83,573,631	6.72

Granted	12,570,722	8.13
Exercised	(2,062,453)	1.40
Forfeited	(550,837)	6.33

Outstanding at June 30, 2022	93,531,063	6.88

Exercisable at December 31, 2020	45,770,544	1.44

Exercisable at December 31, 2021	66,322,324	$5.28

Exercisable at June 30, 2022	66,463,722	$5.30